CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares Ordinary Shares Class A	Ordinary Shares Ordinary Shares Class B	Reserves	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Virax)	Non Controlling Interest
Number of shares, beginning balance at Mar. 31, 2020				620,879	422,773
Equity, beginning balance at Mar. 31, 2020	$ (1,215,124)			$ 62	$ 42	$ 2,920,018		$ (3,977,155)	$ 937	$ (1,056,096)	$ (159,028)
Settlement of fees due to a former SingaporeCo non- executive director, shares				25,717
Settlement of fees due to a former SingaporeCo non- executive director	25,000			$ 3		24,997				25,000
Shares issued for settlement of related party payable, shares				621,795
Shares issued for settlement of related party payable	604,890			$ 62		604,828				604,890
Shares issued for cash, shares				955,145
Shares issued for cash	403,218			$ 96		457,619	$ (54,497)			403,218
Issuance of Founder Shares, shares				7,547	6,577,166
Issuance of Founder Shares				$ 1	$ 658	(659)
Imputed interest	26,991					26,991				26,991
Foreign currency adjustment	(3,874)								(3,701)	(3,701)	(173)
Net Loss	(672,915)							(650,984)		(650,984)	(21,931)
Number of shares, ending balance at Mar. 31, 2021		2,223,083	6,999,939	2,231,083	6,999,939
Equity, ending balance at Mar. 31, 2021	(831,814)			$ 224	$ 700	4,033,794	(54,497)	(4,628,139)	(2,764)	(650,682)	(181,132)
Shares issued for settlement of related party payable, shares				172,532
Shares issued for settlement of related party payable	452,861			$ 17		452,844				452,861
Shares issued for cash, shares				238,906
Shares issued for cash	519,613			$ 24		519,589				519,613
Shares issued for services, shares				319,536	26,820
Shares issued for services	290,364			$ 32	$ 3	290,329				290,364
Shares issued for conversion of convertible debt. shares				37,735
Shares issued for conversion of convertible debt	100,000			$ 4		99,996				100,000
Transfer of Class B to Class A, shares				83,000	(83,000)
Transfer of Class B to Class A				$ 8	$ (8)
Surrender of ViraxClear Shares, shares				(50,000)
Surrender of ViraxClear Shares				$ (5)		(54,492)	$ 54,497
Imputed interest	21,128					21,128				21,128
Foreign currency adjustment	1,010								965	965	45
Net Loss	(1,749,870)							(1,708,827)		(1,708,827)	(41,043)
Number of shares, ending balance at Mar. 31, 2022		3,032,792	6,943,759	3,032,792	6,943,759
Equity, ending balance at Mar. 31, 2022	$ (1,196,708)			$ 304	$ 695	$ 5,363,188		$ (6,336,966)	$ (1,799)	$ (974,578)	$ (222,130)